UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2010 Date of Reporting Period: 03/31/2010

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/2010

		VALUE
		-----------
CORPORATE BONDS -- 92.65%
	Automotive - Auto Loans -- 1.95%
500,000	Ford Motor Credit Company LLC 8.70%, 10/01/14	$ 542,155
1,000,000	Ford Motor Credit Company LLC 12.00%, 05/15/15	1,194,696
		-----------
		1,736,851
		-----------
	Automotive - Auto Parts & Equipment -- 1.81%
500,000	American Axle & Manufacturing Holdings, Inc. 144A restricted, 9.25%, 01/15/17	533,750
1,000,000	Goodyear Tire & Rubber Company (The) 10.50%, 05/15/16	1,080,000
		-----------
		1,613,750
		-----------
	Banking -- 0.85%
1,000,000	BAC Capital Trust XIV Fixed to Floating Rate Securities 5.63%, 12/31/49	752,500
		-----------
	Basic Industry - Chemicals -- 2.36%
1,000,000	Huntsman International LLC 7.875%, 11/15/14	1,010,000
1,000,000	Olin Corporation 8.875%, 08/15/19	1,085,000
		-----------
		2,095,000
		-----------
	Basic Industry - Forestry & Paper -- 4.58%
1,000,000	Boise Paper Holdings, L.L.C. 144A restricted, 8.00%, 04/01/20	1,000,000
1,000,000	Cascades Inc. 144A restricted, 7.75%, 12/15/17	1,007,500
1,500,000	Domtar Corporation 7.125%, 08/15/15	1,560,000
500,000	Potlatch Corporation 144A restricted, 7.50%, 11/01/19	511,250
		-----------
		4,078,750
		-----------
	Capital Goods - Diversified -- 3.28%
500,000	Actuant Corporation 6.875%, 06/15/17	485,000
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14	477,500
750,000	Coleman Cable, Inc. 144A restricted, 9.00%, 02/15/18	757,500
350,000	Mueller Water Products, Inc. 7.375%, 06/01/17	315,875
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	882,500
		-----------
		2,918,375
		-----------
	Capital Goods - Machinery -- 2.82%
1,000,000	Baldor Electric Company 8.625%, 02/15/17	1,057,500
405,000	Case Corporation 7.25%, 01/15/16	411,075
1,000,000	Manitowoc Company, Inc. (The) 9.50%, 02/15/18	1,042,500
		-----------
		2,511,075
		-----------
	Capital Goods - Packaging -- 1.78%
1,500,000	Solo Cup Company 10.50%, 11/01/13	1,582,500
		-----------
	Consumer Cyclical - Food & Drug Retailer -- 1.11%
1,000,000	Great Atlantic & Pacific Tea Company, Inc. (The) 144A restricted,
	11.375%, 08/01/15	985,000
		-----------
	Consumer Cyclical - Household & Leisure Products -- 0.28%
225,000	Sealy Mattress Company 144A restricted, 10.875%, 04/15/16	252,000
		-----------
	Consumer Cyclical - Restaurants -- 2.24%
500,000	Denny's Holdings, Inc. 10.00%, 10/01/12	510,000
1,000,000	NPC International, Inc. 9.50%, 05/01/14	995,000
500,000	OSI Restaurant Partners, LLC 10.00%, 06/15/15	491,250
		-----------
		1,996,250
		-----------
	Consumer Cyclical - Specialty Retail -- 3.50%
500,000	Pantry, Inc. (The) 7.75%, 02/15/14	485,000
1,500,000	Sally Holdings LLC 9.25%, 11/15/14	1,590,000
1,000,000	Toys "R" Us Property Company II, LLC 144A restricted, 8.50%, 12/01/17	1,037,500
		-----------
		3,112,500
		-----------
	Consumer Non-Cyclical - Beverage -- 2.46%
500,000	Constellation Brands, Inc. 8.375%, 12/15/14	540,625
1,600,000	Cott Beverages Inc. 144A restricted, 8.375%, 11/15/17	1,652,000
		-----------
		2,192,625
		-----------
	Consumer Non-Cyclical - Food-Wholesale -- 2.30%
2,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	2,050,000
		-----------
	Consumer Non-Cyclical - Products -- 1.88%
350,000	Freedom Group, Inc. 144A restricted, 10.25%, 08/01/15	370,125
750,000	Libbey Glass Inc. 144A restricted, 10.00%, 02/15/15	789,375
500,000	Visant Holding Corporation 8.75%, 12/01/13	512,500
		-----------
		1,672,000
		-----------
	Energy - Exploration & Production -- 5.98%

250,000	Continental Resources, Inc. 144A restricted, 7.375%, 10/01/20	251,250
1,000,000	Denbury Resources Inc. 7.50%, 04/01/13	1,010,000
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,081,250
500,000	Pioneer Drilling Company 144A restricted, 9.875%, 03/15/18	495,000
1,000,000	SandRidge Energy, Inc. 144A restricted, 9.875%, 05/15/16	1,027,500
500,000	SandRidge Energy, Inc. 144A restricted, 8.00%, 06/01/18	475,000
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	985,000
		-----------
		5,325,000
		-----------
	Energy - Gas-Distribution -- 1.70%
1,000,000	Inergy, L.P. 6.875%, 12/15/14	1,000,000
500,000	Suburban Propane Partners, L.P. 7.375%, 03/15/20	508,125
		-----------
		1,508,125
		-----------
	Energy - Oil Field Equipment & Services -- 3.06%
500,000	Allis-Chalmers Energy Inc. 8.50%, 03/01/17	442,500
1,500,000	Helix Energy Solutions Group, Inc. 144A restricted, 9.50%, 01/15/16	1,545,000
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	480,000
250,000	Parker Drilling Company 144A restricted, 9.125%, 04/01/18	255,937
		-----------
		2,723,437
		-----------
	Energy - Oil Refining & Marketing -- 2.05%
1,000,000	Tesoro Corporation 6.50%, 06/01/17	920,000
1,000,000	Western Refining, Inc. 144A restricted, 11.25%, 06/15/17	900,000
		-----------
		1,820,000
		-----------
	Financial Services - Consumer, Commercial & Lease Financing -- 2.26%
1,000,000	CIT Group Funding Company of Delaware LLC 10.25%, 05/01/16	1,035,000
500,000	CIT Group Inc. 7.00%, 05/01/17	461,250
500,000	International Lease Finance Corporation 144A restricted, 8.625%, 09/15/15	511,129
		-----------
		2,007,379
		-----------
	Financials - Diversified -- 1.08%
1,000,000	Nationstar Mortgage LLC 144A restricted, 10.875%, 04/01/15	965,000
		-----------
	Healthcare - Facilities -- 7.58%
500,000	Apria Healthcare Group Inc. 144A restricted, 12.375%, 11/01/14	547,500
1,000,000	Apria Healthcare Group Inc. 144A restricted, 11.25%, 11/01/14	1,087,500
500,000	Biomet, Inc. 10.00%, 10/15/17	551,250
2,000,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15	2,037,500
500,000	Psychiatric Solutions, Inc. 144A restricted, 7.75%, 07/15/15	509,375
2,000,000	Res-Care, Inc. 7.75%, 10/15/13	2,010,000
		-----------
		6,743,125
		-----------
	Industrials - Metals & Mining -- 0.58%
500,000	CONSOL Energy Inc. 144A restricted, 8.00%, 04/01/17	513,750
		-----------
	Industrials - Steel Producers & Products -- 1.14%
500,000	Steel Dynamics, Inc. 144A restricted, 7.625%, 03/15/20	512,500
500,000	United States Steel Corporation 7.375%, 04/01/20	501,250
		-----------
		1,013,750
		-----------
	Media - Cable -- 1.19%
1,000,000	Cablevision Systems Corporation 144A restricted, 8.625%, 09/15/17	1,057,500
		-----------
	Media - Diversified -- 1.11%
1,000,000	Media General, Inc. 144A restricted, 11.75%, 02/15/17	988,750
		-----------
	Media - Print & Publishing -- 1.11%
500,000	Deluxe Corporation 7.375%, 06/01/15	500,000
500,000	Scholastic Corporation 5.00%, 04/15/13	486,250
		-----------
		986,250
		-----------
	Media - Radio -- 0.88%
750,000	Salem Communications Corporation 9.625%, 12/15/16	783,750
		-----------
	Real Estate - Development & Management -- 0.63%
500,000	CB Richard Ellis Services, Inc. 11.625%, 06/15/17	560,000
		-----------
	Services - Gaming -- 4.33%
1,250,000	MGM MIRAGE 144A restricted, 10.375%, 05/15/14	1,378,125
500,000	MGM MIRAGE 144A restricted, 11.375%, 03/01/18	482,500
2,000,000	Wynn Las Vegas, LLC 6.625%, 12/01/14	1,995,000
		-----------
		3,855,625
		-----------
	Services - Railroads -- 0.12%
100,000	Kansas City Southern de Mexico, S.A. de C.V. 144A restricted, 8.00%, 02/01/18	102,500
		-----------
	Services - Support-Services -- 2.18%
500,000	Altegrity, Inc. 144A restricted, 10.50%, 11/01/15	470,000
530,000	GEO Group, Inc. (The) 144A restricted, 7.75%, 10/15/17	540,600
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	932,500
		-----------
		1,943,100

		-----------
	Services - Theaters & Entertainment -- 0.57%
500,000	AMC Entertainment Inc. 8.00%, 03/01/14	503,125
		-----------
	Services - Transportation -- 0.29%
250,000	Avis Budget Car Rental, LLC 144A restricted, 9.625%, 03/15/18	261,250
		-----------
	Services - Transportation Excluding Air & Rail -- 2.55%
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13	2,269,688
		-----------
	Technology & Electronics - Electronics -- 1.74%
1,000,000	Amkor Technology, Inc. 9.25%, 06/01/16	1,055,000
500,000	Eastman Kodak Company 144A restricted, 9.75%, 03/01/18	495,000
		-----------
		1,550,000
		-----------
	Technology & Electronics - Software & Services -- 1.65%
1,000,000	GXS Worldwide, Inc. 144A restricted, 9.75%, 06/15/15	962,500
500,000	Syniverse Technologies Inc. 7.75%, 08/15/13	503,750
		-----------
		1,466,250
		-----------
	Telecommunications - Integrated & Services -- 6.51%
500,000	Intelsat Jackson Holdings, Ltd. 144A restricted, 8.50%, 11/01/19	525,000
1,500,000	Level 3 Financing, Inc. 9.25%, 11/01/14	1,462,500
500,000	Level 3 Financing, Inc. 144A restricted, 10.00%, 02/01/14	477,500
1,500,000	PAETEC Holding Corp. 8.875%, 06/30/17	1,541,250
250,000	PAETEC Holding Corp. 144A restricted, 8.875%, 06/30/17	256,875
1,500,000	Windstream Corporation 8.625%, 08/01/16	1,533,750
		-----------
		5,796,875
		-----------
	Telecommunications - Wireless -- 4.90%
1,000,000	Cricket Communications, Inc. 9.375%, 11/01/14	1,017,500
500,000	Digitel Group Limited 144A restricted, 12.00%, 04/01/14	566,250
1,500,000	Nextel Communications, Inc. 7.375%, 08/01/15	1,425,000
1,500,000	Sprint Nextel Corporation 6.00%, 12/01/16	1,353,750
		-----------
		4,362,500
		-----------
	Utility - Electric-Generation -- 3.14%
1,500,000	Edison Mission Energy 7.50%, 06/15/13	1,301,250
1,500,000	Mirant North America, LLC 7.375%, 12/31/13	1,496,250
		-----------
		2,797,500
		-----------
	Utility - Electric-Integrated -- 1.12%
1,000,000	AES Corporation (The) 8.00%, 06/01/20	996,250
		-----------
	TOTAL CORPORATE BONDS (cost $79,372,027)	82,449,655
		-----------
COMMON STOCKS -- 0.15%
	Other -- 0.15%
1,500	iShares iBoxx $ High Yield Corporate Bond Fund	132,555
		-----------
	TOTAL COMMON STOCKS (cost $126,560)

PREFERRED STOCKS -- 0.60%
	Financials - Banks -- 0.60%
21,600	ASBC Capital I Trust Preferred 7.625%, 06/15/32 Callable, Cumulative	474,768
35,000	Fannie Mae Fixed-To-Floating Rate
	Non-Cumulative Preferred Stock, Series S(2)(3)	44,450
10,000	Freddie Mac Fixed-to-Floating Rate
	Non-Cumulative Perpetual Preferred Stock, Series z(3)(4)	12,700
		-----------
	TOTAL PREFERRED STOCKS (cost $1,372,003)	531,918
		-----------
SHORT-TERM INVESTMENTS -- 5.22%
	Commercial Paper -- 4.29%
$ 750,000	BMW US Capital, LLC 0.31%, 04/01/10	750,000
750,000	Consolidated Edison Company of New York, Inc. 0.20%, 04/01/10	750,000
1,250,000	SABMiller plc 0.25%, 04/01/10	1,250,000
500,000	Integrys Energy Group, Inc. 0.30%, 04/05/10	499,983
575,000	BMW US Capital, LLC 0.22%, 04/06/10	574,982
		-----------
		3,824,965
		-----------
	Variable Rate Security - 0.93%
827,607	American Family Financial Services, Inc. 04/01/10, 0.10%(5)	827,607
		-----------

	TOTAL SHORT-TERM INVESTMENTS (cost $4,652,573)	4,652,572
		-----------

	TOTAL SECURITY HOLDINGS (cost $85,523,163) - 98.62%	87,766,700
		-----------
	OTHER ASSETS, NET OF LIABILITIES - 1.38%	1,227,992
		-----------
	TOTAL NET ASSETS	$88,994,692
		-----------
		-----------

(1) Closed end mutual fund.

(2) 8.25% per annum until December 31, 2010, thereafter the greater of (i) 7.75% per annum and

     (ii) 3-month LIBOR plus 4.23% per annum; such rate being reset quarterly.
(3) Non-income producing security.
(4) 8.375% per annum until December 31, 2012, thereafter the greater of (i) 7.875% per annum and
     (ii) 3-month LIBOR plus 4.16% per annum; such rate being reset quarterly.
(5) Subject to a demand feature as defined by the Securities and Exchange Commission.

% OF NET ASSETS

As of March 31, 2010, investment cost for federal tax purposes was $85,531,698 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 3,680,589
Unrealized depreciation	(1,445,587)
-----------
Net unrealized depreciation	$ 2,235,002
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial
Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$ 132,555
Preferred Stocks(1)	531,918
Level 2 -
Corporate Bonds(1)	82,449,655
Commercial Paper	3,824,965
Variable Rate Security	827,607
Level 3 -
None	--
-----------
Total	$87,766,700
-----------
-----------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/13/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/13/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/13/2010